Commitments and contingent liabilities, Legal proceedings (Details) $ in Millions, $ in Millions	1 Months Ended								6 Months Ended
	Dec. 31, 2018 patent	Jun. 30, 2018 plaintiff	May 31, 2018 claim lawsuit	Feb. 28, 2018 CAD ($)	Feb. 28, 2018 USD ($)	Nov. 30, 2017 plaintiff	Oct. 31, 2017 patent	Jul. 31, 2016 lawsuit	Jun. 30, 2016 patent	Jan. 31, 2019 item	Aug. 31, 2018 USD ($)	Aug. 31, 2017 lawsuit
Brilinta | China
Commitments and contingent liabilities
Number of patents invalidated | patent							1
Patent Infringement Lawsuits U.S. District Court New Jersey | Faslodex
Commitments and contingent liabilities
Number of claims settled								1
Number of Orange Book listed patents | patent	4								4
Nexium | Pennsylvania
Commitments and contingent liabilities
Number of claims filed			2
Seroquel IR
Commitments and contingent liabilities
Number of plaintiffs | plaintiff						1
Seroquel IR | US
Commitments and contingent liabilities
Number of plaintiffs | plaintiff		1
Aralez Litigation
Commitments and contingent liabilities
Amount Aralez claim they owe | $											$ 14
Amount Company claims is due | $											$ 65
Apotex, Inc. | Canada
Commitments and contingent liabilities
Amount award to AstraZeneca				$ 435	$ 352
Crestor
Commitments and contingent liabilities
Number of pharmaceutical manufacturers in an US. Congressional inquiry | item										11
Nexium And Prilosec | Canada
Commitments and contingent liabilities
Number of class action lawsuits												3
Number of class action lawsuits representing individuals in Canada												2
Onglyza Kombiglyze
Commitments and contingent liabilities
Number of claims settled | claim			2
Symbicort | US
Commitments and contingent liabilities
Number of patents where claims were filed | patent	5